Loans	12 Months Ended
Apr. 30, 2023
Loans [Abstract]
Loans

Note 8 – Loans

Outstanding balances of loans consist of the following:

As of April 30, 2022	Balance	Maturity Date	Effective Interest Rate	Collateral/ Guarantee
	JPY
Kiraboshi Bank	18,676,000	Nov. 12, 2024	1.6%	Guaranteed by Mr. Satoshi Kobayashi and Tokyo guarantee
Kiraboshi Bank	39,992,000	Mar. 31, 2030	1.6%	Guaranteed by Mr. Satoshi Kobayashi
Total loans	58,668,000
Less: Loan origination fee	(577,500)
Current portion of long-term loan	(11,769,000)
Long-term loan – due over one year	46,321,500

As of April 30, 2023	Balance	Balance	Maturity Date	Effective Interest Rate	Collateral/ Guarantee
	JPY	USD

Kiraboshi Bank	11,680,000	85,889	Nov. 12, 2024	1.6%	Guaranteed by Mr. Satoshi Kobayashi and Tokyo guarantee
Kiraboshi Bank	34,988,000	257,284	Mar. 31, 2030	1.6%	Guaranteed by Mr. Satoshi Kobayashi
Resona Bank	100,000,000	735,348	Apr. 26, 2024	1.48%	Guaranteed by Mr. Satoshi Kobayashi
Shoko Chukin Bank	45,750,000	336,422	Sep. 30, 2027	2.69%
Total loans	192,418,000	1,414,943
Less: Loan origination fee	(346,500)	(2,548)
Current portion of long – term loan	(123,819,000)	(910,501)
Long-term loan – due over one year	68,252,500	501,894

Interest expense for the year ended April 30, 2021, 2022 and 2023 amounted to JPY1,232,925, JPY1,045,821 and JPY2,346,136 (USD17,252). As of April 30, 2023, the Company’s future loan obligations according to the terms of the loan agreement are as follows:

	JPY	USD
2023	124,050,000	912,200
2024	19,305,000	141,959
2025	15,204,000	111,802
2026	15,204,000	111,802
2027	8,687,000	63,880
Thereafter	9,968,000	73,300
Total	192,418,000	1,414,943